Goodwill and Inatangible Assets (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill and Inatangible Assets [Abstract]
Schedule of Intangible Assets	Details of the Company’s Intangible assets:
	June 30,	December 31,
	2024	2023
	Unaudited	Audited
	USD in thousands

Technology	7,067	8,042
Customer relationship	4,178	4,601
Patent	104	100
Brand name	-	6,043
Goodwill	6,174	8,550
Intangible assets, net	17,523	27,336